Batterymarch U.S. Small Capitalization Equity Portfolio

     Supplement to the Institutional Class and Financial Intermediary Class
                          Prospectus dated May 1, 2008




         Batterymarch U.S. Small Capitalization Equity Portfolio is now open to new investors.





         The first paragraph in the section "Investment Objective and Policies" on page 1 of the Prospectus is deleted in its entirety.






 This Supplement should be retained with your Prospectus for future reference.

                     This Supplement is dated June 25, 2008.